Business Segment	12 Months Ended
Dec. 31, 2017
Business Segment [Abstract]
BUSINESS SEGMENT
15.	BUSINESS SEGMENT

The revenues and cost of goods sold from operation consist of the following:

	Years Ended		Years Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2017	2016	2016
	Revenues	Cost of sales	Revenues	Cost of Sales
Import & Custom Clearance Service	51,871	-	105,087	-
Trading	36,014	35,869		-
Total	$87,884	$35,869	$105,087	$-